Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	212,876,259
Proposed Maximum Offering Price per Unit	1.03
Maximum Aggregate Offering Price	$ 219,262,546.77
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,280.16
Offering Note	(1) This represents (i) 45,337,032 shares of Common Stock and (ii) 167,539,227 shares of Common Stock issuable upon the exercise of pre-funded warrants. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional securities that may from time to time be offered or issued resulting from any stock splits, stock dividends, recapitalizations or other similar transactions. (2) This calculation is made solely for the purpose of determining the registration fee pursuant to the provisions of Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the registrant's common stock on August 5, 2026, as reported by NYSE American LLC.